UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D/A
Amendment No. 1
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from October 1, 2024 to October 31, 2024
Commission File Number of issuing entity: 333-260819-13
Central Index Key Number of issuing entity: 0002037519
CarMax Auto Owner Trust 2024-4
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-260819
Central Index Key Number of depositor: 0001259380
CarMax Auto Funding LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable): 0001601902
CarMax Business Services, LLC
(Exact name of sponsor as specified in its charter)
Greg Dostich, Vice President and Treasurer (804) 935-4512
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
99-6859302
(I.R.S. Employer Identification No.)
c/o CarMax Auto Funding LLC
12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238
(Address of principal executive offices of issuing entity) (Zip Code)
(804) 935-4512
(Telephone number, including area code)
Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A-1 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2a Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2b Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-3 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-4 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class B Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class C Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class D Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes [ ]  No [X]

EXPLANATORY NOTE
This Form 10-D/A is being filed to amend Exhibit 102 to Form ABS-EE filed with the Securities and Exchange Commission on November 15, 2024 in its entirety with respect to CarMax Auto Owner Trust 2024-4. No other changes have been made to the November 2024 Form 10-D. Other than as set forth in Exhibit 102 hereto, this Form 10-D/A does not reflect events occurring after the filing of the November 2024 Form 10-D.
PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Auto Owner Trust 2024-4 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.
Item 1A. Asset-Level Information.
The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE/A filed by the issuing entity with the U.S. Securities and Exchange Commission on December 19, 2024 (the “Form ABS-EE/A”) is incorporated into this Form 10-D/A by reference.

The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE/A is also incorporated into this Form 10-D/A by reference.
ITEM 1121(c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS
No activity to report for the Collection Period as required by Item 1121(c) of Regulation AB.
Date of Most Recent Form ABS-15G Filed Pursuant to Rule 15Ga-1: February 8, 2024.
Central Index Key (CIK) of Securitizer: 0001259380.

PART II – OTHER INFORMATION
Item 7. Change in Sponsor Interest in the Securities.
As required under Regulation RR (17 C.F.R. Part 246), CarMax Business Services, LLC, recalculated the fair value of the Notes and the EHRI retained by the depositor as of the Closing Date. No changes in the fair value methodology or inputs and assumptions described in the prospectus were made. As of the Closing Date, the approximate fair value of the EHRI retained by the depositor was equal to $95,827,853.67 (6.41% expressed as a percentage of the fair value of the EHRI and the Notes). The sum of the approximate fair value of the EHRI retained by the depositor and the amount deposited in the Reserve Account on the Closing Date, expressed as a percentage of the fair value of the EHRI and the Notes, was 6.64%.
Item 10. Exhibits.
Exhibit 99.1     Monthly Servicer's Certificate for the collection period commencing October 1, 2024 and ending October 31, 2024
Exhibit 102     Asset Data File (incorporated by reference to registrant's Form ABS-EE/A, Registration File Number 333-260819-13, filed on December 19, 2024)
Exhibit 103     Asset Related Document (incorporated by reference to registrant's Form ABS-EE/A, Registration File Number 333-260819-13, filed on December 19, 2024)

Signatures
Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX AUTO OWNER TRUST 2024-4
(Issuing Entity)

		By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date:	December 19, 2024	By:	/s/ Greg Dostich
Greg Dostich
Vice President and Treasurer

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